Financial Instruments (Details 1) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Statement [Line Items]
Long-term investments	$ 3,203	$ 4,151
Amounts receivable	2,019	12,003
MXN [Member]
Statement [Line Items]
Cash	30,176	29,172
Due from related parties	0	4,026
Long-term investments	0	0
Reclamation bonds	0	0
Amounts receivable	10,094	11,461
Accounts payable and accrued liabilities	(73,823)	(73,792)
Due to related parties	0	0
Finance lease obligations	(1,881)	(4,320)
Net exposure	(35,434)	(33,453)
US dollar equivalent	(2,023)	(1,863)
CDN [Member]
Statement [Line Items]
Cash	3,055	1,710
Due from related parties	335	0
Long-term investments	4,552	5,690
Reclamation bonds	6	6
Amounts receivable	73	30
Accounts payable and accrued liabilities	(190)	(311)
Due to related parties	(135)	(135)
Finance lease obligations	(374)	(430)
Net exposure	7,322	6,560
US dollar equivalent	$ 5,152	$ 4,785